COMMITMENTS	12 Months Ended
Dec. 31, 2019
COMMITMENTS
COMMITMENTS

25. COMMITMENTS

The Company has entered into a number of contractual commitments for capital items relating to operations and development. At December 31, 2019, these commitments totalled $72.5 million, $72.3 million of which is expected to fall due over the next 12 months. This compares to commitments of $27.2 million as at December 31, 2018, $26.9 million of which was expected to fall due over the upcoming year. Certain contractual commitments may contain cancellation clauses; however, the Company discloses its commitments based on management’s intent to fulfill the contracts.